Summary of Significant Accounting Policies (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	49,847,037	243,960,532	14,046,700
Class A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	3,337,309
Series A Perferred stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities		136,041,275	8,503,503
Common stock warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	43,144,557	89,265,160	4,865,235
Common Stock Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	3,365,171	18,654,097	677,962